Note 7 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31,
	2012	2011
Deferred tax assets (liabilities):
Accrued expenses and reserves	$528	$674
Stock-based compensation	284	3,369
Intangibles	(227)	(369)
Property and equipment	(1)	(4)
Net operating loss carryforwards	26,185	23,241
Gross deferred tax assets	26,769	26,911
Valuation allowance	(26,769)	(26,911)
Net deferred taxes	$—	$—

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2012	2011
	%	%
Statutory tax benefit	(34)	(34)
State income taxes, net of federal effects	(4)	(4)
Permanent items	1	1
Change in deferred tax asset valuation allowance	37	37
Provision for income taxes	—	—